SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary Of Subsidiary Ownership Interest
The Company’s consolidated subsidiaries were as follows:

Name of Consolidated Subsidiaries or Entities	State or Other Jurisdiction of Incorporation or Organization	Attributable Interest
Volato, Inc. (Legacy Volato)	Georgia	100%
Gulf Coast Aviation, Inc., renamed Volato Aircraft Management Service	Texas	100%
G C Aviation, Inc.	Texas	100%
Fly Vaunt, LLC	Georgia	100%
Fly Dreams, LLC (until March 3, 2023)	Georgia	100%

Summary of Estimated Useful Lives of Fixed Assets	Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, which range from three to seven years:

Classification	Life
Machinery and equipment	3-7 years
Automobiles	5 years
Computer and office equipment	5 years
Website development costs	3 years

Schedule of Fair Value Assets Measured on Recurring Basis
The following table presents balances of the forward purchase agreement with significant unobservable inputs (Level 3) as of December 31, 2023, in thousand:

	Fair Value Measurements as of December 31, 2023 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Purchase Agreement	$—	$—	$2,982	$2,982
Total	$—	$—	$2,982	$2,982

Schedule of Fair Value Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents changes of the forward purchase agreement with significant unobservable inputs (Level 3) for the year ended December 31, 2023, in thousand:

Forward Purchase Agreement
Balance December 31, 2022	$—
Cash funded	18,911
Proceeds	(2,525)
Change in fair value	(13,403)
Balance December 31, 2023	$2,983

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The Company measures the forward purchase agreement using a Monte Carlo simulation valuation model using the following assumptions:

For the Year Ended December 31, 2023
Volume Weighted average stock price (“VWAP”)	$3.82
Initial Price	$10.81
Expected Volatility	87.0%
Term	1.92
Risk-free Rate	4.2%

Schedule of Disaggregation of Revenue
The Company has generated $73.3 million of revenue during the year ended December 31, 2023. The revenue is broken down as follows for the year ended December 31, 2023 in thousands:
Aircraft sales	$21,443
Charter flight revenue	$37,787
Aircraft Management revenue	$14,108
Total	$73,338
The Company has generated $96.7 million of revenue during the year ended December 31, 2022. The revenue is broken down as follows for the year ended December 31, 2022 in thousands:
Aircraft sales	$67,695
Charter flight revenue	$14,417
Aircraft management revenue	$14,594
Total	$96,706